JPMorgan Investor Growth Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 83.7%
Fixed Income — 12.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	46,877	494,083
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	10,537	78,184
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,121	20,040
JPMorgan High Yield Fund Class R6 Shares (a)	10,132	67,072
JPMorgan Income Fund Class R6 Shares (a)	2,880	24,737
Total Fixed Income		684,116
International Equity — 13.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	4,156	136,348
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	6,497	115,381
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,809	133,257
JPMorgan International Equity Fund Class R6 Shares (a)	11,487	242,267
JPMorgan International Focus Fund Class R6 Shares (a)	5,713	155,681
Total International Equity		782,934
U.S. Equity — 57.6%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,711	174,688
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	8,225	661,393
JPMorgan Large Cap Value Fund Class R6 Shares (a)	24,897	541,255
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,978	103,994
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	361	21,761
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,555	75,555
JPMorgan U.S. Equity Fund Class R6 Shares (a)	29,985	782,618
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	3,495	297,055
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	9,077	408,260
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,262	177,308
Total U.S. Equity		3,243,887
Total Investment Companies (Cost $2,967,579)		4,710,937
Exchange-Traded Funds — 15.3%
International Equity — 10.7%
JPMorgan Global Select Equity ETF (a)	2,600	162,940
JPMorgan International Research Enhanced Equity ETF (a)	6,631	437,873
Total International Equity		600,813
U.S. Equity — 4.6%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	4,247	258,909
Total Exchange-Traded Funds (Cost $679,070)		859,722

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b) (Cost $62,260)	62,260	62,260
Total Investments — 100.1% (Cost $3,708,909)		5,632,919
Liabilities in Excess of Other Assets — (0.1)%		(4,313)
NET ASSETS — 100.0%		5,628,606

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,632,919	$—	$—	$5,632,919

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$452,911	$21,434	$—	$—	$19,738	$494,083	46,877	$4,911	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	74,109	942	—	—	3,133	78,184	10,537	942	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	18,800	281	—	—	959	20,040	3,121	281	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	130,488	—	—	—	5,860	136,348	4,156	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	108,430	—	—	—	6,951	115,381	6,497	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	160,101	878	—	—	13,709	174,688	6,711	877	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	125,486	—	—	—	7,771	133,257	3,809	—	—
JPMorgan Global Select Equity ETF (a)	136,929	19,119	—	—	6,892	162,940	2,600	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	63,515	1,151	—	—	2,406	67,072	10,132	1,150	—
JPMorgan Income Fund Class R6 Shares (a)	23,802	365	—	—	570	24,737	2,880	365	—
JPMorgan International Equity Fund Class R6 Shares (a)	229,401	—	—	—	12,866	242,267	11,487	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	149,911	—	—	—	5,770	155,681	5,713	—	—
JPMorgan International Research Enhanced Equity ETF (a)	415,127	—	—	—	22,746	437,873	6,631	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	670,980	—	24,514	3,832	11,095	661,393	8,225	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	454,872	43,374	—	—	43,009	541,255	24,897	2,321	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	101,265	—	—	—	2,729	103,994	1,978	—	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	240,562	—	—	—	18,347	258,909	4,247	—	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,835	—	—	—	1,926	21,761	361	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	77,009	277	8,261	1,290	5,240	75,555	2,555	277	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	739,576	1,433	—	—	41,609	782,618	29,985	1,433	—
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	297,421	—	10,836	1,607	8,863	297,055	3,495	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b)	77,824	44,864	60,428	—	—	62,260	62,260	906	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	386,829	1,059	—	—	20,372	408,260	9,077	1,060	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	161,111	—	—	—	16,197	177,308	4,262	—	—
Total	$5,316,294	$135,177	$104,039	$6,729	$278,758	$5,632,919		$14,523	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of September 30, 2024.
*	Non-income producing security.